SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
The company’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the operations, manage the operations, and allocate resources based on the type of technology, in conjunction with other segments of Brookfield Renewable.
The operations of the company are segmented by – 1) hydroelectric, 2) wind, 3) utility-scale solar, 4) distributed energy & sustainable solutions (distributed generation, pumped storage, carbon capture and storage, and biomass) and 5) corporate. This best reflects the way in which the CODM reviews the results of the company.
In accordance with IFRS 8, Operating Segments, the company discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of presentation and material accounting policy information.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects the company’s share from facilities which it accounts for using consolidation and the equity method whereby the company either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides shareholders perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to the company’s shareholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed below. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include the company’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by the company apportioned to each of the above-noted items.
The company does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent the company’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish the company’s legal claims or exposures to such items.
The company reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The company analyzes the performance of its operating segments based on Funds From Operations. Funds From Operations is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of Funds From Operations used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
The company uses Funds From Operations to assess the performance of the company before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business, and including investment tax credits not allocated to tax equity partners. The company includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within Funds From Operations in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2024:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$298	$46	$64	$32	$—	$440	$(15)	$564	$989
Other income (loss)	7	10	9	5	43	74	—	(31)	43
Direct operating costs	(130)	(18)	(15)	(13)	(2)	(178)	5	(246)	(419)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	10	—	10
	175	38	58	24	41	336	—	287
Management service costs	—	—	—	—	(22)	(22)	—	—	(22)
Interest expense(1)	(50)	(11)	(16)	(9)	(5)	(91)	5	(191)	(277)
Current income taxes	(2)	(2)	—	—	—	(4)	—	(5)	(9)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(5)	—	(5)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(91)	(91)
Funds From Operations	123	25	42	15	14	219	—	—
Depreciation									(312)
Foreign exchange and financial instrument gain									37
Deferred income tax recovery									3
Other									(24)
Dividends on BEPC exchangeable shares(1)									(64)
Remeasurement of BEPC exchangeable and BEPC class B shares									(277)
Share of loss from equity-accounted investments									(12)
Net income attributable to non-controlling interests									88
Net loss attributable to the partnership									$(342)
(1)Share of loss from equity-accounted investments of $7 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $3 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $341 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2023:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$299	$37	$49	$31	$—	$416	$(9)	$494	$901
Other income	10	5	14	2	16	47	—	(8)	39
Direct operating costs	(110)	(10)	(7)	(7)	(2)	(136)	4	(176)	(308)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	5	—	5
	199	32	56	26	14	327	—	310
Management service costs	—	—	—	—	(32)	(32)	—	—	(32)
Interest expense(1)	(67)	(5)	(15)	(3)	—	(90)	2	(166)	(254)
Current income taxes	(7)	(2)	(1)	—	—	(10)	—	(24)	(34)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(2)	—	(2)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(120)	(120)
Funds From Operations	125	25	40	23	(18)	195	—	—
Depreciation									(327)
Foreign exchange and financial instrument loss									(7)
Deferred income tax recovery									16
Other									50
Dividends on BEPC exchangeable shares(1)									(61)
Remeasurement of BEPC exchangeable and BEPC class B shares									380
Share of earnings from equity-accounted investments									(6)
Net income attributable to non-controlling interests									51
Net income attributable to the partnership									$291
(1)Share of earnings from equity-accounted investments of $3 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $69 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $315 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2024:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	641	116	127	66	—	950	(37)	1,201	2,114
Other income	11	14	20	6	43	94	—	(27)	67
Direct operating costs	(254)	(45)	(36)	(27)	(4)	(366)	14	(551)	(903)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	23	—	23
	398	85	111	45	39	678	—	623
Management service costs	—	—	—	—	(43)	(43)	—	—	(43)
Interest expense(1)	(115)	(24)	(34)	(14)	—	(187)	6	(394)	(575)
Current income taxes	(8)	(2)	—	—	—	(10)	—	(19)	(29)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(6)	—	(6)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(210)	(210)
Funds From Operations	275	59	77	31	(4)	438	—	—
Depreciation									(657)
Foreign exchange and financial instrument gain									66
Deferred income tax expense									(10)
Other									2
Dividends on BEPC exchangeable shares(1)									(129)
Remeasurement of BEPC exchangeable and BEPC class B shares									271
Share of earnings from equity-accounted investments									(39)
Net income attributable to non-controlling interests									207
Net income attributable to the partnership									149
(1)Share of earnings from equity-accounted investments of $22 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $3 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $704 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2023:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	648	79	89	69	—	885	(24)	1,106	1,967
Other income	15	6	20	5	16	62	(3)	(7)	52
Direct operating costs	(221)	(20)	(19)	(20)	(2)	(282)	10	(340)	(612)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	17	—	17
	442	65	90	54	14	665	—	759
Management service costs	—	—	—	—	(68)	(68)	—	—	(68)
Interest expense(1)	(130)	(13)	(28)	(9)	—	(180)	4	(326)	(502)
Current income taxes	(16)	(2)	(2)	—	—	(20)	—	(52)	(72)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(4)	—	(4)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(381)	(381)
Funds From Operations	296	50	60	45	(54)	397	—	—
Depreciation									(633)
Foreign exchange and financial instrument gain									108
Deferred income tax expense									(9)
Other									11
Dividends on BEPC exchangeable shares(1)									(119)
Remeasurement of BEPC exchangeable and BEPC class B shares									(683)
Share of earnings from equity-accounted investments									(13)
Net income attributable to non-controlling interests									167
Net loss attributable to the partnership									(774)
(1)Share of earnings from equity-accounted investments of nil is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $214 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $621 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table presents information on a segmented basis about certain items in our company's statements of financial position and reconciles the company's proportionate results to the consolidated statements of financial position by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity- accounted investments	Attributable to non- controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
As at June 30, 2024
Cash and cash equivalents	$161	$44	$48	$13	$1	$267	$—	$347	$614
Property, plant and equipment, at fair value	13,233	2,102	1,708	682	—	17,725	(6)	20,041	37,760
Total assets	15,168	2,265	1,910	1,148	307	20,798	(3)	21,818	42,613
Total liabilities	7,333	1,348	1,679	403	4,500	15,263	(3)	12,514	27,774

As at December 31, 2023
Cash and cash equivalents	$89	$89	$68	$12	$—	$258	$(5)	$374	$627
Property, plant and equipment, at fair value	13,914	2,713	2,422	1,312	—	20,361	(752)	24,429	44,038
Total assets	15,899	2,986	2,604	1,370	392	23,251	(222)	26,392	49,421
Total liabilities	7,748	2,206	2,154	589	4,766	17,463	(222)	15,051	32,292
Additional Segment Information
The following table presents consolidated revenue split by technology for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Hydroelectric	$631	$570	$1,302	$1,265
Wind	147	124	366	295
Utility-scale solar	162	143	345	290
Distributed energy & sustainable solutions	49	64	101	117
Total	$989	$901	$2,114	$1,967
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	June 30, 2024	December 31, 2023
North America	$21,790	$26,082
Colombia	9,696	10,585
Brazil	3,989	4,888
Europe	2,922	3,127
	$38,397	$44,682